Note 14 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Oct. 31, 2024
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended October 31,
	2024	2023
Net income (loss) (numerator)	$(4,210,211)	$2,066,498
Shares (denominator)	7,749,182	7,880,429
Basic and diluted net income (loss) per share	$(0.54)	$0.26